Private Placement	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Chardan Healthcare Acquisition 2 Corp.[Member]
PRIVATE PLACEMENT
NOTE 4. PRIVATE PLACEMENT
Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 3,500,000 Private Placement Warrants at a price of $0.40 per Private Placement Warrant, for an aggregate purchase price of $1,400,000. Each Private Placement Warrant is exercisable to purchase one share of common stock at an exercise price of $11.50. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.
The Private Placement Warrants are identical to the Public Warrants underlying the Units sold in the Initial Public Offering except that the Private Placement Warrants will be exercisable for cash (even if a registration statement covering the shares of common stock issuable upon exercise of such warrants is not effective) or on a cashless basis, at the holder’s option, and will not be non-redeemable
by the Company, in each case, so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants. The Private Placement Warrants purchased by the Sponsor will not be exercisable more than five years from the effective date of the Initial Public Offering, in accordance with FINRA Rule 5110(f)(2)(G)(i), as long as Chardan Capital Markets, LLC or any of its related persons beneficially own these Private Placement Warrants.
As of June 30, 2021, there were 3,500,000 Private Placement Warrants outstanding. The Company classifies the outstanding Private Placement Warrants as warrant liabilities on the Balance Sheet in accordance with the guidance contained in ASC
815-40.
The warrant liability is initially measured at fair value upon the closing of the Initial Public Offering and subsequently re-measured
at each reporting period using a Black-Scholes model. For the three months ended June 30, 2021 and 2020, the Company recognized a gain (loss) in connection with changes in the fair value of warrant liabilities of $595,000 and $(35,000), respectively, within change in fair value of warrant liabilities in the condensed statements of operations. For the six months ended June 30, 2021 and 2020, the Company recognized a gain (loss) in connection with changes in the fair value of warrant liabilities of $280,000 and $(35,000), respectively, within change in fair value of warrant liabilities in the condensed statements of operations.

NOTE 4. PRIVATE PLACEMENT
Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 3,500,000 Private Placement Warrants at a price of $0.40 per Private Placement Warrant, for an aggregate purchase price of $1,400,000. Each Private Placement Warrant is exercisable to purchase one
share of common stock at an exercise price of $
11.50
. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless. There will be no redemption rights or liquidating distributions from the Trust Account with respect to the Private Placement Warrants.